CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 215		$ 293
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	50,007,607	50,007,607	48,343,278	48,343,278
Common shares, Outstanding	47,679,311	47,679,311	46,014,982	46,014,982
Treasury shares, shares	2,328,296	2,328,296	2,328,296	2,328,296